Derivative Financial Instruments (Fair And Notional Values Of Derivative Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Fair Value	$ 37.4		$ 8.4
Liability Fair Value	(86.9)		(81.9)
TRS [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	485.2		106.6
Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	12.9	[1]	1.9	[1]
Liability Fair Value	(24.1)	[1]	(38.5)	[1]
Derivative, Notional Amount	1,487.7	[1]	1,395.5	[1]
Qualifying Hedges [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	1.1	[1]
Liability Fair Value			(6.1)	[1]
Derivative, Notional Amount	47.1	[1]	151.2	[1]
Qualifying Hedges [Member] | Foreign Currency Forward Exchange - Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Liability Fair Value	(0.3)	[1]	(0.9)	[1]
Derivative, Notional Amount	3.8	[1]	11.7	[1]
Qualifying Hedges [Member] | Foreign Currency Forward Exchange - Net Investment Hedges [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	11.8	[1]	1.9	[1]
Liability Fair Value	(23.8)	[1]	(31.5)	[1]
Derivative, Notional Amount	1,436.8	[1]	1,232.6	[1]
Non-Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	37.4	[1]	8.4	[1]
Liability Fair Value	(86.9)	[1]	(81.9)	[1]
Derivative, Notional Amount	5,366.7	[1]	4,077.9	[1]
Non-Qualifying Hedges [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	6.3	[1]	1.7	[1]
Liability Fair Value			(11.0)	[1]
Derivative, Notional Amount	131.8	[1]	552.8	[1]
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	5.7	[1]	0.6	[1]
Liability Fair Value	(25.4)	[1]	(39.3)	[1]
Derivative, Notional Amount	1,386.0	[1]	809.6	[1]
Non-Qualifying Hedges [Member] | Written Options [Member]
Derivatives, Fair Value [Line Items]
Liability Fair Value	(1.0)	[1]	(0.1)	[1]
Derivative, Notional Amount	566.0	[1]	251.4	[1]
Non-Qualifying Hedges [Member] | Purchased Options [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	1.2	[1]	0.3	[1]
Derivative, Notional Amount	816.8	[1]	502.7	[1]
Non-Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	23.4	[1]	5.7	[1]
Liability Fair Value	(50.8)	[1]	(25.7)	[1]
Derivative, Notional Amount	1,979.9	[1]	1,853.8	[1]
Non-Qualifying Hedges [Member] | TRS [Member]
Derivatives, Fair Value [Line Items]
Liability Fair Value	(9.7)	[1]	(5.8)	[1]
Derivative, Notional Amount	485.2	[1]	106.6	[1]
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	0.8	[1]	0.1	[1]
Derivative, Notional Amount	1.0	[1]	1.0	[1]
Qualifying And Non-Qualifying Hedges [Member]
Derivatives, Fair Value [Line Items]
Asset Fair Value	50.3	[1]	10.3	[1]
Liability Fair Value	(111.0)	[1]	(120.4)	[1]
Derivative, Notional Amount	$ 6,854.4	[1]	$ 5,473.4	[1]

[1]	Presented on a gross basis.